Other Receivables and Prepayment (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 28, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Receivables and Prepayment (Details) [Line Items]
Repayable, description		In 2020, the advance to a third party business partner is unsecured, bears interest at 3% per annum and is repayable in July 2022.
Unsecured and bear interest rate		3.00%
Share purchase agreement, description	pursuant to which the Company will acquire 100% of the equity interests of Saleya Holdings Limited (“Saleya”) from Saleya’s shareholders for an aggregate purchase price of approximately $120 million. As of December 31, 2020, $35,150,770 of cash payment has been made, 2,708,498 of ordinary shares were issued at USD7.00 per share, amounting to $18,959,486 and 1,500,310 of series B preferred shares were issued at USD4.09 per share, amounting to $6,138,204. The acquisition was completed on March 17, 2021.
Allowance for expected credit losses		$ 6,664,197	$ 4,033,949
General and Administrative Expense [Member]
Other Receivables and Prepayment (Details) [Line Items]
Allowance for expected credit losses		$ 5,013,984	$ 9,138,995	$ 312,552